Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Registrant Name	EQUINIX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40205
Entity Tax Identification Number	77-0487526
Entity Address, Address Line One	One Lagoon Drive
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001101239
Amendment Flag	false
Common stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	EQIX
Security Exchange Name	NASDAQ
0.250% Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.250% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes due 2029
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.250% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes due 2031
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
1.000% Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.650% Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	3.650% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.625% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2034
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
4.000% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2034
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ